UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6693

        Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Long-Term Municipal Bonds – 99.0%
	Alabama – 0.3%
$ 500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	$535,615

	California – 6.9%
2,105	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,230,711
	Series 2002, 5.375%, 7/01/21 – FSA Insured
3,350	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	A1	3,661,349
	6.000%, 5/01/14
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	2,607,586
	Series 2006, 5.000%, 4/01/37
445	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	429,923
	Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,437,040
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
250	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series	8/10 at 101.00	AAA	264,483
	2000, 5.700%, 8/01/29 – FGIC Insured

11,745	Total California			12,631,092

	Colorado – 6.9%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,616,430
	XLCA Insured
400	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AAA	409,552
	6/15/34 – MBIA Insured
2,265	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	2,402,395
	2002A, 5.500%, 3/01/22 (ETM)
1,735	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,843,663
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,700	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,957,553
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	3,163,980
	Hotel, Series 2003A, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – XLCA Insured
325	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.000%, 9/01/26	9/07 at 101.00	AAA	328,890
	(Pre-refunded 9/01/07) – MBIA Insured

11,965	Total Colorado			12,722,463

	Connecticut – 0.1%
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital	7/07 at 100.00	AAA	251,050
	Issue, Series 1992A, 6.625%, 7/01/18 – MBIA Insured

	District of Columbia – 0.1%
15	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/13 – MBIA Insured (ETM)	9/07 at 100.00	AAA	15,025
235	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 –	No Opt. Call	AAA	251,276
	MBIA Insured

250	Total District of Columbia			266,301

	Florida – 5.5%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,020,860
	General Hospital, Series 2006, 5.250%, 10/01/41
5,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	5,169,747
	2002-17, 5.000%, 10/01/18
4,000	JEA, Florida, Subordinate Lien Electric System Revenue Bonds, Series 2002D, 4.625%, 10/01/22	10/07 at 100.00	Aa3	3,978,080

10,020	Total Florida			10,168,687

	Georgia – 0.4%
850	Atlanta, Georgia, Airport Facilities Revenue Bonds, Series 1990, 0.000%, 1/01/10 – MBIA	No Opt. Call	AAA	743,385
	Insured (Alternative Minimum Tax)

	Illinois – 18.3%
135	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	7/07 at 100.00	AA	138,222
	Housing Development Revenue Refunding Bonds, Series 1992, 6.850%, 7/01/22
1,930	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A– (3)	2,067,744
	5.750%, 5/15/16 (Pre-refunded 5/15/11)
705	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, Residual 73TP,	7/17 at 100.00	Aa1	714,398
	7.203%, 7/01/46 (IF) (4)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,220,747
	9/01/31 – RAAI Insured
4,455	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	4,756,069
	Series 1985A, 5.500%, 8/01/20
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (3)	1,775,655
	1992C, 6.250%, 4/15/22 (ETM)
2,225	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	A2	2,415,838
	Series 2002, 6.250%, 1/01/17
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,503,350
	5.050%, 8/01/27 (Alternative Minimum Tax)
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,883,540
2,000	Illinois, Sales Tax Revenue Bonds, Series 1997X, 5.600%, 6/15/17	12/07 at 101.00	AAA	2,022,700
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aaa	477,630
	Series 2006, 0.000%, 5/01/23 – FSA Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,199,556
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,366,339
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/22	12/11 at 100.00	AA (3)	1,042,340
	(Pre-refunded 12/15/11) – RAAI Insured

32,635	Total Illinois			33,584,128

	Indiana – 6.4%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,035,070
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 – FGIC Insured
3,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A–	3,522,610
	Series 2001, 5.375%, 9/15/22
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,814,225
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	2,113,780
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AAA	2,195,994
	Series 2005, 4.375%, 7/15/25 – MBIA Insured

11,295	Total Indiana			11,681,679

	Iowa – 5.3%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	2,717,852
	5.000%, 7/01/20
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
3,850	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,026,446
2,850	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,034,566

9,445	Total Iowa			9,778,864

	Kansas – 1.2%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A3	1,443,454
700	4.875%, 7/01/36	7/16 at 100.00	A3	686,147

2,125	Total Kansas			2,129,601

	Maine – 0.7%
1,200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	AAA	1,256,064
	7/01/19 – MBIA Insured

	Massachusetts – 0.8%
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,022,250
	Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	537,860
	System Inc., Series 2001C, 6.000%, 7/01/17

1,500	Total Massachusetts			1,560,110

	Michigan – 3.7%
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AAA	1,461,600
	7/01/34 – FGIC Insured
400	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2000,	5/10 at 100.00	AA– (3)	418,076
	5.625%, 5/01/30 (Pre-refunded 5/01/10)
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	Aa2	3,018,668
	Credit Group, Series 2002C, 5.375%, 12/01/30
235	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/07 at 100.00	BB–	235,153
	Obligated Group, Series 1993A, 6.500%, 8/15/18
1,600	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited	5/09 at 100.00	AA–	1,617,728
	Tax General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

6,635	Total Michigan			6,751,225

	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	729,292
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Nebraska – 1.9%
3,500	Nebraska Public Power District, General Revenue Bonds, Series 2002B, 5.000%, 1/01/33 –	1/13 at 100.00	AAA	3,581,060
	AMBAC Insured

	Nevada – 4.9%
4,095	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	4,195,573
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
1,680	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 – FGIC Insured	6/12 at 100.00	AAA	1,778,448
2,830	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/22 (Pre-refunded	6/12 at 100.00	AAA	3,019,808
	6/01/12) – FGIC Insured

8,605	Total Nevada			8,993,829

	New Hampshire – 0.3%
530	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	536,159
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey – 1.4%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,143,980
1,355	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,514,673

2,355	Total New Jersey			2,658,653

	New Mexico – 2.2%
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	3,962,120
	1/01/25 – FSA Insured

	New York – 3.6%
1,180	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	A1	1,239,201
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10
2,335	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A– (3)	2,468,889
	5.375%, 9/01/21 (Pre-refunded 9/01/11)
35	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18	8/07 at 100.00	AA	35,084
1,000	New York Dormitory Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida	8/16 at 100.00	AAA	984,890
	Health, Series 2006, 4.700%, 2/15/35 (UB)
1,850	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	1,923,945
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/15

6,400	Total New York			6,652,009

	North Carolina – 4.2%
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,246,900
	1/01/18 – MBIA Insured
2,345	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	7/11 at 101.00	AAA	2,451,346
	7/01/16 – FSA Insured

7,345	Total North Carolina			7,698,246

	Oklahoma – 1.7%
3,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	3,041,190
	5.000%, 2/15/24

	Pennsylvania – 2.4%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,856,620
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	515,375
	Series 2003, 5.250%, 7/15/24
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,050,460
	Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)

3,935	Total Pennsylvania			4,422,455

	South Carolina – 4.9%
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+	1,614,225
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
1,500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	1,581,435
	Series 2004A, 5.250%, 8/15/20 – MBIA Insured
2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	2,596,000
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
3,010	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	3,224,493
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

8,510	Total South Carolina			9,016,153

	South Dakota – 1.1%
1,010	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series	7/12 at 101.00	AAA	1,044,481
	2002, 5.125%, 7/01/27 – AMBAC Insured
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,030,300
	Hospitals, Series 2004A, 5.250%, 11/01/34

2,010	Total South Dakota			2,074,781

	Tennessee – 1.1%
2,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	2,042,880
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Texas – 10.7%
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	1,520,130
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	2,553,900
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
3,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002B, 5.500%, 7/01/18 –	7/12 at 100.00	AAA	3,172,320
	FSA Insured
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,257,688
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
400	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	402,732
	1998, 5.000%, 2/15/14
1,425	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	1,436,286
	1998, 5.000%, 2/15/14 (Pre-refunded 2/15/08)
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	5,009,540
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,767,133
	8/01/42 (Alternative Minimum Tax)
500	Victoria, Texas, General Obligation Bonds, Series 2001, 5.000%, 8/15/23 – FGIC Insured	8/11 at 100.00	AAA	513,085

18,950	Total Texas			19,632,814

	Washington – 0.2%
510	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	AAA	520,353

	Wisconsin – 1.4%
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA–	2,571,600

$ 175,290	Total Long-Term Municipal Bonds (cost $176,447,499)			182,193,858

Shares	Description			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
172	UAL Corporation, (5) (6)			$6,981

	Total Common Stocks (cost $0)			6,981

	Total Investments (cost $176,447,499) – 99.0%			182,200,839

	Floating Rate Obligations – (0.4)%			(665,000)

	Other Assets Less Liabilities – 1.4%			2,413,512

	Net Assets – 100%			$183,949,351

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Non-income producing.
(6)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 532 and 172 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 532 shares of such UAL common stock holdings on
November 15, 2006. The remaining 172 shares of UAL common stock were still held by the Fund at
June 30, 2007.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $175,734,024.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$6,191,165
Depreciation	(389,429)

Net unrealized appreciation (depreciation) of investments	$5,801,736

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.